Filed pursuant to 497(e)
File Nos. 333-84639 and 811-09521

AMG FUNDS

AMG Chicago Equity Partners Small Cap Value Fund

Supplement dated June 25, 2015

to the Statement of Additional Information dated December 31, 2014

The following information supplements and supersedes any information to the contrary relating to AMG Chicago Equity Partners Small Cap Value Fund (the “Fund”), a series of AMG Funds (the “Trust”), contained in the Fund’s Statement of Additional Information dated December 31, 2014 (the “SAI”).

Effective immediately, William C. Murray, CFA, CAIA, serves as a portfolio manager of the Fund. Mr. Murray is a Director of the Fund’s subadvisor, Chicago Equity Partners, LLC (“CEP”), and has been a member of CEP’s portfolio management team since 1995. David C. Coughenour, Robert H. Kramer, Patricia A. Halper and William C. Murray are jointly and primarily responsible for the day-to-day management of the Fund. Accordingly, all references in the SAI to the portfolio managers of the Fund shall refer to David C. Coughenour, Robert H. Kramer, Patricia A. Halper and William C. Murray.

In addition, under the heading “Management of the Fund – Portfolio Managers of the Fund – Other Accounts Managed by the Portfolio Managers,” the tables pertaining to Messrs. Coughenour and Kramer and Ms. Halper on page 29 of the SAI are hereby deleted and replaced with the following information, which is as of April 30, 2015:

Portfolio Manager: David C. Coughenour
Type of Account	Number of Accounts Managed	Total Assets Managed ($ millions)	Number of Accounts Managed For Which Advisory Fee is Performance Based	Assets Managed For Which Advisory Fee is Performance Based ($ millions)
Registered Investment Companies	1	$55.0	None	$0
Other Pooled Investment Vehicles	2	$36.9	2	$36.9
Other Accounts	89	$3,679.4	6	$1,910.4

Portfolio Manager: Robert H. Kramer
Type of Account	Number of Accounts Managed	Total Assets Managed ($ millions)	Number of Accounts Managed For Which Advisory Fee is Performance Based	Assets Managed For Which Advisory Fee is Performance Based ($ millions)
Registered Investment Companies	1	$55.0	None	$0
Other Pooled Investment Vehicles	2	$36.9	2	$36.9
Other Accounts	89	$3,679.4	6	$1,910.4

ST304

Portfolio Manager: Patricia A. Halper
Type of Account	Number of Accounts Managed	Total Assets Managed ($ millions)	Number of Accounts Managed For Which Advisory Fee is Performance Based	Assets Managed For Which Advisory Fee is Performance Based ($ millions)
Registered Investment Companies	1	$55.0	None	$0
Other Pooled Investment Vehicles	2	$36.9	2	$36.9
Other Accounts	89	$3,679.4	6	$1,910.4

Portfolio Manager: William C. Murray
Type of Account	Number of Accounts Managed	Total Assets Managed ($ millions)	Number of Accounts Managed For Which Advisory Fee is Performance Based	Assets Managed For Which Advisory Fee is Performance Based ($ millions)
Registered Investment Companies	1	$55.0	None	$0
Other Pooled Investment Vehicles	2	$36.9	2	$36.9
Other Accounts	89	$3,679.4	6	$1,910.4

Furthermore, under “Management of the Fund – Portfolio Managers of the Fund – Portfolio Managers’ Ownership of Fund Shares,” the information regarding Messrs. Coughenour and Kramer and Ms. Halper on page 30 of the SAI is hereby deleted and replaced with the following information, which is as of April 30, 2015:

Mr. Coughenour:	$100,001 to $500,000
Mr. Kramer:	$100,001 to $500,000
Ms. Halper:	$100,001 to $500,000
Mr. Murray:	$1 to $10,000

PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE